Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, benefits, bonuses and consulting fees	$ 2,075,893	$ 2,936,816	$ 3,638,267
Share-based payments	6,881,641	7,045,994	9,385,984
Total	$ 8,957,534	$ 9,982,810	$ 13,024,251